SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Securities that were excluded from computation of diluted loss per share as inclusion would have been anti-dilutive
Securities excluded from the computation of diluted loss per share as inclusion would have been anti-dilutive	$ 450,551,266	$ 167,269,617	$ 386,326,226
Restricted shares
Securities that were excluded from computation of diluted loss per share as inclusion would have been anti-dilutive
Securities excluded from the computation of diluted loss per share as inclusion would have been anti-dilutive		38,183,882	40,464,927
Share Options
Securities that were excluded from computation of diluted loss per share as inclusion would have been anti-dilutive
Securities excluded from the computation of diluted loss per share as inclusion would have been anti-dilutive	59,128,529	129,085,735	99,161,181
4.0% Notes Due 2013
Securities that were excluded from computation of diluted loss per share as inclusion would have been anti-dilutive
Securities excluded from the computation of diluted loss per share as inclusion would have been anti-dilutive			246,700,118
4.0% Notes Due 2019
Securities that were excluded from computation of diluted loss per share as inclusion would have been anti-dilutive
Securities excluded from the computation of diluted loss per share as inclusion would have been anti-dilutive	$ 391,422,737